Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Foreign Currencies

Translation of foreign currencies into US$ 1 have been made at the following exchange rates for the respective periods:

	As of and for the years ended March 31,
	2025	2024	2023
Period-end SGD: US$1 exchange rate	1.3445	1.3475	1.3294
Period-end HKD: US$1 exchange rate	7.7799	7.8259	7.8499
Period-end MYR: US$1 exchange rate	4.4365	4.7225	4.413
Period-end RMB: US$1 exchange rate	7.2567	-	-
Period-end BRL: US$1 exchange rate	5.7405	-	-
Period-end AED: US$1 exchange rate	3.6730	-	-
Period-average SGD: US$1 exchange rate	1.3380	1.3447	1.3739
Period-average HKD: US$1 exchange rate	7.7930	7.8246	7.8389
Period-average MYR: US$1 exchange rate	4.5067	4.6409	4.4467
Period-average RMB: US$1 exchange rate	7.2163	-	-
Period-average BRL: US$1 exchange rate	5.6071	-	-
Period-average AED: US$1 exchange rate	3.6729	-	-

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Expected useful lives
Office equipment	3 years
Furniture & fitting	3 years
Office and warehouse renovation	Shorter of the lease term or 3 years

Schedule of Changes in the Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill for each reporting unit:

	Console Game	Publishing	Media Advertising service	Others	Total
Balance at March 31, 2022	$-	$-	$-	$-	$-
Acquired goodwill	2,047,154	-	-	-	2,047,154
Balance at March 31, 2023	2,047,154	-	-	-	2,047,154
Acquired goodwill	674,367	-	-	268,873	943,240
Impairments	-	-	-	-	-
Balance at March 31, 2024	2,721,521	-	-	268,873	2,990,394
Acquired goodwill	-	-	-	-	-
Impairments	-	-	-	-	-
Balance at March 31, 2025	$2,721,521	$-	$-	$268,873	$2,990,394

Schedule of Disaggregated Information of Revenues by Products/Services

Disaggregated information of revenues by products/services are as follows:

	For the Years Ended March 31,
	2025	2024	2023
Console game	$36,082,735	$38,429,942	$39,499,316
Console game code	87,180,808	52,588,862	28,575,826
Console game– subtotal	123,263,543	91,018,804	68,075,142

Game publishing	16,029,523	3,431,680	6,103,312

Video marketing campaign services	1,815,420	2,128,589	2,486,844
Social media advertising services	422,944	587,500	778,857
Media advertising services- subtotal	2,238,364	2,716,089	3,265,701

Other revenue	541,156	368,128	—

Total revenues	$142,072,586	$97,534,701	$77,444,155

Schedule of Fair Value Hierarchy our Financial Liability

The following table sets forth by level within the fair value hierarchy our financial asset and liability that were accounted for at fair value on a recurring basis As of March 31, 2025 and 2024:

	Carrying Value at March 31,	Fair Value Measurement at March 31, 2025
	2025	Level 1	Level 2	Level 3
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	$269,119	$-	$-	$269,119
Contingent consideration for acquisition of 2Game	$1,121,006	$-	$-	$1,121,006
Derivative liabilities (Top-Up Shares)	$3,086,519	$-	$-	$3,086,519
	Carrying Value at March 31,	Fair Value Measurement at March 31, 2024
	2024	Level 1	Level 2	Level 3
Contingent consideration for acquisition of 2Games	$3,697,000	$-	$-	$3,697,000

Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis

The following is a reconciliation of the beginning and ending balance of the financial assets and liability measured at fair value on a recurring basis for the years ended March 31, 2025, 2024, and 2023:

Derivative Asset
Initial fair value of derivative assets attributable to Buy-Back Feature embedded in 2Game SPA	$269,119
Change in fair value of derivative asset	-
Ending balance As of March 31, 2025	$269,119

Contingent consideration for acquisition
Beginning balance	$3,360,848
Change in fair value of contingent consideration for acquisition	932,152
Ending balance as of March 31, 2023	$4,293,000
Payment of cash and share consideration	(806,710)
Change in fair value of contingent consideration for acquisition	272,029
Exchange rate difference	(61,319)
Ending balance as of March 31, 2024	3,697,000
Payments of cash and share consideration	(3,068,835)
Change in fair value of contingent consideration for acquisition	545,428
Exchange rate difference	(52,587)
Ending balance as of March 31, 2025	$1,121,006

Convertible notes
Initial fair value of convertible notes	$33,025,000
Conversion of the convertible notes	(25,063,061)
Change in fair value of convertible notes upon conversion of the convertible notes	(5,254,103)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	(2,707,836)
Ending balance as of March 31, 2025	$-

Derivative liabilities (Top-Up Shares)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	$2,707,836
Change in fair value of derivative liability	378,683
Ending balance as of March 31, 2025	$3,086,519